HSBC Bank plc's subsidiaries, joint ventures and associates - Subsidiaries (Details)	12 Months Ended
Dec. 31, 2023
AI Nominees (UK) One Limited
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
AI Nominees (UK) Two Limited
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
Assetfinance December (H) Limited
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
Assetfinance December (P) Limited
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
Assetfinance December (R) Limited
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
Assetfinance June (A) Limited
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
Assetfinance Limited (In Liquidation) [Member]
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
Assetfinance March (B) Limited
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
Assetfinance March (F) Limited
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
Assetfinance September (F) Limited
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
Banco Nominees (Guernsey) Limited
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
Banco Nominees 2 (Guernsey) Limited
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
Banco Nominees Limited
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
Canada Crescent Nominees (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
Canada Water Nominees (UK) Limited (In Liquidation)
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
CCF & Partners Asset Management Limited
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
CCF Holding (Liban) S.A.L. (In Liquidation)
Disclosure of subsidiaries [line items]
Group interest percent	(74.99%)
Charterhouse Administrators ( D.T.) Limited
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
Charterhouse Management Services Limited
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
Charterhouse Pensions Limited
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
Dempar 1
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
Eton Corporate Services Limited
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
Flandres Contentieux S.A.
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
Foncière Elysées
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
Griffin International Limited
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
HLF
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
HSBC (BGF) Investments Limited
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
HSBC Asset Finance (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
HSBC Asset Finance M.O.G. Holdings (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
HSBC Assurances Vie (France)
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
HSBC Bank (General Partner) Limited
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
HSBC Bank Armenia cjsc
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
HSBC Bank Bermuda Limited1
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
HSBC Bank Malta p.l.c
Disclosure of subsidiaries [line items]
Group interest percent	(70.03%)
HSBC Cayman Limited
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
HSBC Cayman Services Limited
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
HSBC City Funding Holdings (In Liquidation)
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
HSBC Client Holdings Nominee (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
HSBC Client Nominee (Jersey) Limited
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
HSBC Continental Europe
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
HSBC Corporate Trustee Company (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
HSBC Custody Services (Guernsey) Limited
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
HSBC Epargne Entreprise (France)
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
HSBC Equity (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
HSBC Europe B.V.
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
HSBC Factoring (France)
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
HSBC Global Asset Management (Bermuda) Limited
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
HSBC Global Asset Management (Deutschland) GmbH
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
HSBC Global Asset Management (France)
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
HSBC Global Asset Management (Malta) Limited
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
HSBC Global Custody Nominee (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
HSBC Global Custody Proprietary Nominee (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
HSBC Infrastructure Limited (In Liquidation)
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
HSBC Institutional Trust Services (Bermuda) Limited
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
HSBC Insurance Services Holdings Limited
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
HSBC Investment Bank Holdings Limited
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
HSBC Issuer Services Common Depositary Nominee (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
HSBC Issuer Services Depositary Nominee (UK) Limited (In Liquidation)
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
HSBC Life (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
HSBC Life Assurance (Malta) Limited
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
HSBC LU Nominees Limited
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
HSBC Marking Name Nominee (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
HSBC Operational Services GmbH
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
HSBC Overseas Nominee (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
HSBC PB Corporate Services 1 Limited
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
HSBC Pension Trust (Ireland) DAC
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
HSBC PI Holdings (Mauritius) Limited
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
HSBC Preferential LP (UK)
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
HSBC Private Bank (Luxembourg) S.A.
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
HSBC Private Banking Nominee 3 (Jersey) Limited
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
HSBC Private Equity Investments (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
HSBC Property Funds (Holding) Limited
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
HSBC Real Estate Leasing (France)
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
HSBC REIM (France)
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
HSBC Securities (South Africa) (Pty) Limited
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
HSBC Securities Services (Bermuda) Limited
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
HSBC Securities Services (Guernsey) Limited
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
HSBC Securities Services (Ireland) DAC
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
HSBC Securities Services (Luxembourg) S.A.
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
HSBC Securities Services Holdings (Ireland) DAC
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
HSBC Service Company Germany GmbH
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
HSBC Services (France)
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
HSBC SFH (France)
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
HSBC SFT (C.I.) Limited
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
HSBC Specialist Investments Limited
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
HSBC Transaction Services GmbH
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
HSBC Trinkaus & Burkhardt (International) S.A.
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
HSBC Trinkaus & Burkhardt Gesellschaft fur Bankbeteiligungen mbH
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
HSBC Trinkaus & Burkhardt GmbH
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
HSBC Trinkaus Family Office GmbH
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
HSBC Trinkaus Real Estate GmbH
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
HSBC Trustee (C.I.) Limited
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
HSBC Trustee (Guernsey) Limited
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
HSIL Investments Limited
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
INKA Internationale Kapitalanlagegesellschaft mbH
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
James Capel (Nominees) Limited
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
James Capel (Taiwan) Nominees Limited
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
Keyser Ullmann Limited
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
Midcorp Limited
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
Prudential Client HSBC GIS Nominee (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
RLUKREF Nominees (UK) One Limited
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
RLUKREF Nominees (UK) Two Limited
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
S.A.P.C. - Ufipro Recouvrement
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
Saf Baiyun
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
Saf Guangzhou
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
SCI HSBC Assurances Immo
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
SFM
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
SFSS Nominees (Pty) Limited
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
SNC Les Oliviers D'Antibes
Disclosure of subsidiaries [line items]
Group interest percent	(60.00%)
SNCB/M6 - 2008 A
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
SNCB/M6-2007 A
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
SNCB/M6-2007 B
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
Société Française et Suisse
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
Somers Dublin DAC
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
Somers Nominees (Far East) Limited
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
Sopingest
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
South Yorkshire Light Rail Limited
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
Swan National Limited (In Liquidation)
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
The Venture Catalysts Limited (In Liquidation )
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
Trinkaus Europa Immobilien-Fonds Nr.3 Objekt Utrecht Verwaltungs-GmbH
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
Trinkaus Immobilien-Fonds Geschaeftsfuehrungs-GmbH
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
Trinkaus Immobilien-Fonds Verwaltungs-GmbH
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
Trinkaus Private Equity Management GmbH
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
Trinkaus Private Equity Verwaltungs GmbH
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
Valeurs Mobilières Elysées
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
Woodex Limited
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
HSBC Bank | CCF & Partners Asset Management Limited
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
HSBC Bank | Charterhouse Administrators ( D.T.) Limited
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
HSBC Bank | Charterhouse Management Services Limited
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
HSBC Bank | Dempar 1
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
HSBC Bank | Flandres Contentieux S.A.
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
HSBC Bank | Foncière Elysées
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
HSBC Bank | HLF
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
HSBC Bank | HSBC Assurances Vie (France)
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
HSBC Bank | HSBC Bank Bermuda Limited1
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
HSBC Bank | HSBC Bank Malta p.l.c
Disclosure of subsidiaries [line items]
Group interest percent	(70.03%)
HSBC Bank | HSBC Continental Europe
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
HSBC Bank | HSBC Epargne Entreprise (France)
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
HSBC Bank | HSBC Factoring (France)
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
HSBC Bank | HSBC Global Asset Management (Deutschland) GmbH
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
HSBC Bank | HSBC Global Asset Management (France)
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
HSBC Bank | HSBC Global Asset Management (Malta) Limited
Disclosure of subsidiaries [line items]
Group interest percent	(70.03%)
HSBC Bank | HSBC Investment Bank Holdings Limited
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
HSBC Bank | HSBC Life (UK) Limited
Disclosure of subsidiaries [line items]
Group interest percent	(100.00%)
HSBC Bank | HSBC Life Assurance (Malta) Limited
Disclosure of subsidiaries [line items]
Group interest percent	(70.03%)
HSBC Bank | HSBC Operational Services GmbH
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
HSBC Bank | HSBC Private Bank (Luxembourg) S.A.
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
HSBC Bank | HSBC Real Estate Leasing (France)
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
HSBC Bank | HSBC REIM (France)
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
HSBC Bank | HSBC Service Company Germany GmbH
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
HSBC Bank | HSBC Services (France)
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
HSBC Bank | HSBC SFH (France)
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
HSBC Bank | HSBC Transaction Services GmbH
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
HSBC Bank | HSBC Trinkaus & Burkhardt (International) S.A.
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
HSBC Bank | HSBC Trinkaus & Burkhardt Gesellschaft fur Bankbeteiligungen mbH
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
HSBC Bank | HSBC Trinkaus & Burkhardt GmbH
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
HSBC Bank | HSBC Trinkaus Family Office GmbH
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
HSBC Bank | HSBC Trinkaus Real Estate GmbH
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
HSBC Bank | INKA Internationale Kapitalanlagegesellschaft mbH
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
HSBC Bank | Keyser Ullmann Limited
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
HSBC Bank | Saf Baiyun
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
HSBC Bank | Saf Guangzhou
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
HSBC Bank | SCI HSBC Assurances Immo
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
HSBC Bank | SFM
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
HSBC Bank | SNC Les Oliviers D'Antibes
Disclosure of subsidiaries [line items]
Group interest percent	(59.99%)
HSBC Bank | SNCB/M6 - 2008 A
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
HSBC Bank | SNCB/M6-2007 A
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
HSBC Bank | SNCB/M6-2007 B
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
HSBC Bank | Société Française et Suisse
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
HSBC Bank | Somers Dublin DAC
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
HSBC Bank | Sopingest
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
HSBC Bank | Trinkaus Europa Immobilien-Fonds Nr.3 Objekt Utrecht Verwaltungs-GmbH
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
HSBC Bank | Trinkaus Immobilien-Fonds Geschaeftsfuehrungs-GmbH
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
HSBC Bank | Trinkaus Immobilien-Fonds Verwaltungs-GmbH
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
HSBC Bank | Trinkaus Private Equity Management GmbH
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
HSBC Bank | Trinkaus Private Equity Verwaltungs GmbH
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)
HSBC Bank | Valeurs Mobilières Elysées
Disclosure of subsidiaries [line items]
Group interest percent	(99.99%)